Note 11 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2022	Feb. 28, 2022	Dec. 31, 2023	Jan. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Senior Notes			$ 60,000,000		$ 90,000,000
The Term Loan [Member]
Long-Term Debt, Total					$ 407,000,000	$ 440,000,000
Senior Unsecured Notes [Member]
Senior Notes			$ 60,000,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000,000
Debt Instrument, Term (Year)	3 years
Senior Unsecured Notes [Member] | NYL Investors LLC [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150,000,000
Senior Unsecured Notes [Member] | PGIM Private Capital [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 300,000,000
Private Placement 4.53% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.53%
Debt Instrument, Face Amount	$ 60,000,000
Private Placement 5.48 Notes% [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				5.48%
Debt Instrument, Face Amount				$ 50,000,000
Private Placement 5.60% Notes [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				5.60%
Debt Instrument, Face Amount				$ 25,000,000
Private Placement 5.64% Notes [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				5.64%
Debt Instrument, Face Amount				$ 50,000,000
Credit Agreement and Senior Notes [Member]
Debt Instrument, Interest Rate, Effective Percentage			5.97%		3.78%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000				$ 450,000,000
Debt, Weighted Average Interest Rate			6.29%
Line of Credit Facility, Remaining Borrowing Capacity			$ 155,450,000
Letters of Credit Outstanding, Amount			19,050,000		$ 15,655,000
Revolving Credit Facility [Member] | Credit Agreement Accordion [Member]
Proceeds from Lines of Credit			$ 250,000,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate		0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.84%